Label	Element	Value
AllianzGI NFJ Global Dividend Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement dated October 29, 2015 to the

Statutory Prospectus for Class A, Class B, Class C, Class R,

Institutional Class, Class R6, Class P, Administrative Class and Class D Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2015 (as supplemented thereafter)

This supplement replaces in its entirety the supplement previously filed on June 5, 2015.

Disclosure Relating to AllianzGI NFJ Global Dividend Value Fund (for purposes of this section only, the “Fund”)

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI NFJ Global Dividend Value Fund
Strategy [Heading]	rr_StrategyHeading	Effective June 5, 2015, the first sentence in each of (i) the subsection entitled “Principal Investment Strategies” within the Fund Summary relating to the Fund and (ii) the subsection entitled “Principal Investments and Strategies” within the section entitled “Principal Investments and Strategies of Each Fund–AllianzGI NFJ Global Dividend Value Fund” is hereby deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by normally investing primarily in common stocks of U.S. and non-U.S. companies with market capitalizations in excess of $100 million.